Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	December 31, 2024	December 31, 2023
Bakery production equipment	$1,155,420	$1,646,294
Automobiles	110,567	100,427
Office equipment and furniture	938,252	825,337
Leasehold improvements	5,959,894	6,606,385
Subtotal	8,164,133	9,178,443
Less: accumulated depreciation	(3,719,660)	(3,444,030)
Less: impairment on property and equipment	-	(272,350)
Total property and equipment, net	$4,444,473	$5,462,063